Group Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated operations
Consolidated sales revenue	$ 63,495	$ 44,611	$ 43,165
Net operating costs (excluding items shown separately)	(32,690)	(26,254)	(27,307)
Impairment charges net of reversals	(269)	(904)	(3,487)
Losses on disposal of interest in business	0	0	(291)
Exploration and evaluation costs	(726)	(625)	(624)
Profit relating to interests in undeveloped projects	7	1	10
Operating profit	29,817	16,829	11,466
Share of profit after tax of equity accounted units	1,042	652	301
Impairment of investments in equity accounted units	0	(339)	0
Profit before finance items and taxation	30,859	17,142	11,767
Finance items
Net exchange gains/(losses) on net external and intragroup debt balances	802	(1,124)	58
Net losses on derivatives not qualifying for hedge accounting	(231)	(123)	(68)
Finance income	64	141	300
Finance costs	(243)	(268)	(554)
Amortisation of discount on provisions	(418)	(377)	(384)
Net finance income (expense)	(26)	(1,751)	(648)
Profit before taxation	30,833	15,391	11,119
Taxation	(8,258)	(4,991)	(4,147)
Profit after tax for the year	22,575	10,400	6,972
– attributable to owners of Rio Tinto (net earnings)	21,094	9,769	8,010
– attributable to non-controlling interests	$ 1,481	$ 631	$ (1,038)
Basic earnings per share (in usd per share)	$ 13.034	$ 6.040	$ 4.914
Diluted earnings per share (in usd per share)	$ 12.95	$ 5.998	$ 4.878